Dreyfus State Municipal Bond Funds:

Dreyfus Maryland Fund

Dreyfus Massachusetts Fund

Dreyfus Minnesota Fund

Dreyfus Ohio Fund

Dreyfus Pennsylvania Fund

(the "Funds")

Incorporated herein by reference is the definitive version of the above-referenced funds prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 4, 2012 (SEC Accession No. 0000806176-12-000031 ).